FINANCIAL EXPENSES, NET (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of financial expenses, net
	Six months ended June 30,
	2022	2021

Bank fees	(7)	(3)
Exchange rate differences	7	(40)

Total financial expenses, net	$-	$(43)